FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07866

Templeton Emerging Markets Income Fund

(Exact name of registrant as specified in charter)

500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/10_

Item 1. Schedule of Investments.

Templeton Emerging Markets Income Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal
	Amount [a]			Value

Bonds 95.7%
Argentina 8.5%
Government of Argentina,
[b]GDP Linked Securities, 12/15/35	219,745,000			$15,107,469
[c,d]senior bond, FRN, 0.389%, 8/03/12	140,605,000			46,336,377

				61,443,846

Bosnia & Herzegovina 0.8%
[c]Government of Bosnia & Herzegovina, FRN, 1.813%, 12/11/17	6,059,555		EUR	5,480,145

Brazil 13.0%
[e]Centrais Eletricas Brasileiras SA, senior note, 144A, 6.875%, 7/30/19	4,150,000			4,419,750
Nota Do Tesouro Nacional,
10.00%, 1/01/12	30,950	[f]	BRL	16,504,283
10.00%, 1/01/14	20,000	[f]	BRL	10,264,616
10.00%, 1/01/17	46,400	[f]	BRL	22,801,891
[g]Index Linked, 6.00%, 5/15/15	22,055	[f]	BRL	22,535,727
[g]Index Linked, 6.00%, 5/15/45	17,820	[f]	BRL	17,784,375

				94,310,642

Colombia 1.3%
Government of Colombia,
senior bond, 11.75%, 2/25/20	4,255,000			6,191,238
senior note, 7.375%, 3/18/19	3,000,000			3,472,500

				9,663,738

Croatia 1.1%
[e]Government of Croatia, 144A, 6.75%, 11/05/19	7,920,000			8,256,600

El Salvador 0.4%
[e]Government of El Salvador, 144A, 7.65%, 6/15/35	2,650,000			2,749,375

Fiji 1.7%
Republic of Fiji, 6.875%, 9/13/11	12,360,000			12,174,600

Georgia 1.0%
Government of Georgia, 7.50%, 4/15/13	6,950,000			7,279,277

Ghana 1.5%
Government of Ghana,
14.99%, 3/11/13	7,450,000		GHS	5,263,610
[h]Reg S, 8.50%, 10/04/17	5,300,000			5,538,500

				10,802,110

Hungary 0.4%
Government of Hungary,
3.50%, 7/18/16	190,000		EUR	220,213
4.375%, 7/04/17	560,000		EUR	671,911
5.75%, 6/11/18	1,255,000		EUR	1,612,498
senior note, 3.875%, 2/24/20	535,000		EUR	605,450

				3,110,072

India 0.5%
[c,e]ICICI Bank Ltd., sub. bond, 144A, FRN, 6.375%, 4/30/22	4,100,000			3,740,459

Indonesia 12.0%
Government of Indonesia,
FR26, 11.00%, 10/15/14	120,832,000,000		IDR	14,349,090
FR28, 10.00%, 7/15/17	18,800,000,000		IDR	2,183,438
FR31, 11.00%, 11/15/20	132,050,000,000		IDR	16,381,449
FR36, 11.50%, 9/15/19	40,000,000,000		IDR	5,065,240
Quarterly Statement of Investments  See Notes to Statements of Investments.

Templeton Emerging Markets Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount [a]			Value

FR40, 11.00%, 9/15/25	387,140,000,000		IDR	$46,795,122
FR46, 9.50%, 7/15/23	3,200,000,000		IDR	350,990
FR47, 10.00%, 2/15/28	12,210,000,000		IDR	1,331,192
FR48, 9.00%, 9/15/18	5,450,000,000		IDR	600,599

				87,057,120

Iraq 5.0%
Government of Iraq,
[e]144A, 5.80%, 1/15/28	41,800,000			34,877,920
[h]Reg S, 5.80%, 1/15/28	1,675,000			1,397,620

				36,275,540

Kazakhstan 6.2%
[e]HSBK (Europe) BV, 144A, 7.25%, 5/03/17	26,035,000			23,879,763
[e]Kazmunaigaz Finance Sub BV, 144A, 9.125%, 7/02/18	19,200,000			21,216,000

				45,095,763

Lithuania 1.6%
[e]Government of Lithuania, 144A,
6.75%, 1/15/15	7,750,000			8,118,125
7.375%, 2/11/20	3,400,000			3,570,000

				11,688,125

Luxembourg 0.7%
[e]RSHB Capital SA, 144A, 9.00%, 6/11/14	4,880,000			5,416,800

Mexico 2.3%
Government of Mexico, M 20, 7.50%, 6/03/27	2,248,000	[i]	MXN	16,937,267

Netherlands 1.7%
Rabobank Nederland, senior note, 8.75%, 1/24/17	157,900,000		MXN	12,719,402

Pakistan 1.9%
[e]Government of Pakistan, 144A, 6.875%, 6/01/17	15,000,000			13,650,000

Panama 0.5%
Government of Panama, 6.70%, 1/26/36	3,339,000			3,631,162

Peru 2.7%
Government of Peru, 8.75%, 11/21/33	12,550,000			16,686,480
[e]Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A, zero cpn., 5/31/18	4,100,269			3,255,400

				19,941,880

Philippines 0.6%
[h]Government of the Philippines, Reg S, 8.75%, 10/07/16	3,750,000			4,722,768

Poland 0.7%
Government of Poland, 6.25%, 10/24/15	15,380,000		PLN	4,834,859

Russia 4.5%
[e]Alfa MTN Markets for ABH Financial Ltd, 144A, 8.20%, 6/25/12	1,575,000			1,618,312
[e]Gaz Capital SA, senior bond, 144A, 8.146%, 4/11/18	6,000,000			6,345,600
[e]Gazprom, secured note, 144A, 7.51%, 7/31/13	4,550,000			4,794,667
[h]Government of Russia, senior bond, Reg S, 7.50%, 3/31/30	4,903,600			5,481,244
LUKOIL International Finance BV,
[e]144A, 6.356%, 6/07/17	890,000			885,550
[e]144A, 6.656%, 6/07/22	4,540,000			4,210,850
[h]Reg S, 6.356%, 6/07/17	2,300,000			2,282,393
[h]Reg S, 6.656%, 6/07/22	3,970,000			3,779,787
[e]TNK-BP Finance SA, senior bond, 144A, 7.25%, 2/02/20	1,190,000			1,168,753
[e]VTB Capital SA, senior note, 144A, 6.25%, 6/30/35	2,400,000			2,394,000

				32,961,156

Templeton Emerging Markets Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount [a]		Value

South Africa 2.7%
[c,e] Edcon Holdings, 144A, FRN, 6.15%, 6/15/15	5,500,000	EUR	$4,178,916
[c] Edcon Proprietary Ltd., senior secured note,
[e] 144A, FRN, 3.90%, 6/15/14	3,500,000	EUR	3,186,865
[h] Reg S, FRN, 3.90%, 6/15/14	2,100,000	EUR	1,912,119
Government of South Africa,
4.50%, 4/05/16	4,000,000	EUR	5,041,694
senior note, 5.875%, 5/30/22	5,000,000		5,109,375

			19,428,969

Sri Lanka 2.5%
Government of Sri Lanka,
[e]144A, 7.40%, 1/22/15	3,500,000		3,587,500
A, 12.00%, 7/15/11	51,840,000	LKR	468,421
A, 8.50%, 1/15/13	312,300,000	LKR	2,673,655
A, 13.50%, 2/01/13	303,200,000	LKR	2,903,758
A, 11.25%, 7/15/14	354,200,000	LKR	3,257,196
A, 11.00%, 8/01/15	607,700,000	LKR	5,556,629

			18,447,159

[j]Supranational 5.3%
African Development Bank, senior note, 340, 25.50%, 6/24/11	8,200,000	GHS	6,358,859
Corporacion Andina De Fomento, 8.125%, 6/04/19	4,550,000		5,565,551
Inter-American Development Bank, senior note, 7.50%, 12/05/24	355,000,000	MXN	26,380,506

			38,304,916

Trinidad and Tobago 0.7%
Petro Co. of Trinidad and Tobago Ltd., senior note,
[e]144A, 9.75%, 8/14/19	4,500,000		4,950,000
[h]Reg S, 9.75%, 8/14/19	210,000		231,000

			5,181,000

Ukraine 4.7%
[e] City of Kiev, 144A, 8.625%, 7/15/11	22,400,000		21,856,343
[e] Government of the Ukraine, 144A, 7.65%, 6/11/13	11,948,000		12,175,012

			34,031,355

United Arab Emirates 0.9%
[e] DP World Ltd., 144A, 6.85%, 7/02/37	8,080,000		6,343,527

United States 1.9%
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	185,000,000	MXN	13,648,706

Venezuela 6.4%
Government of Venezuela, 10.75%, 9/19/13	3,800,000		3,294,220
[c,h] Reg S, FRN, 1.307%, 4/20/11	800,000		718,000
[h] senior bond, Reg S, 5.375%, 8/07/10	870,000		860,212
Petroleos de Venezuela SA,
senior bond, zero cpn., 7/10/11	40,385,000		34,869,927
senior sub. bond, 4.90%, 10/28/14	11,800,000		7,020,952

			46,763,311

Total Bonds (Cost $652,391,227)			696,091,649

Templeton Emerging Markets Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Shares
Short Term Investments (Cost $12,004,983) 1.7%
Money Market Funds 1.7%
United States 1.7%
[k]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	12,004,983	$12,004,983

Total Investments (Cost $664,396,210) 97.4%		708,096,632
Other Assets, less Liabilities 2.6%		18,720,596

Net Assets 100.0%		$726,817,228

[a]	The principal amount is stated in U.S. dollars unless otherwise indicated.

[b]	Securitiy is linked to the Argentine GDP and does not pay principal over the life of the security or at expiration. Securities entitle the holder to receive only variable payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or “notional” value of this GDP linked securitiy.

[c]	The coupon rate shown represents the rate at period end.

[d]	The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

[e]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2010, the aggregate value of these securities was $210,846,087, representing 29.01% of net assets.

[f]	Principal amount is stated in 1,000 Brazilian Real units.

[g]	Redemption price at maturity is adjusted for inflation.

[h]	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2010, the aggregate value of these securities was $26,923,643, representing 3.70% of net assets.

[i]	Principal amount is stated in 100 Mexican Peso Units.

[j]	A supranational organization is an entity formed by two or more central governments through international treaties.

[k]	The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund’s investment manager. The rate shown is the annualized seven-day yield at period end.
At May 31, 2010 the Fund had the following forward exchange contracts outstanding. See Note 3.

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount	Date	Appreciation	Depreciation

Mexican Peso	DBAB	Sell	67,925,352	$4,869,725	6/09/10	$—	$(379,327)
Malaysian Ringgit	DBAB	Buy	2,499,000	694,553	7/16/10	70,043	—
Malaysian Ringgit	DBAB	Buy	3,942,000	1,103,954	7/20/10	101,894	—
Malaysian Ringgit	DBAB	Buy	4,793,000	1,353,572	7/23/10	112,369	—
Malaysian Ringgit	JPHQ	Buy	5,039,000	1,419,437	7/27/10	121,427	—
Euro	DBAB	Sell	2,260,000	3,192,024	8/20/10	408,534	—
Euro	UBSW	Sell	2,260,000	3,185,809	8/20/10	402,319	—
Euro	BZWS	Sell	2,260,000	3,193,493	8/20/10	410,003	—
Mexican Peso	DBAB	Sell	74,700,583	5,514,993	8/27/10	—	(208,641)
Euro	DBAB	Sell	725,485	1,052,751	9/10/10	159,013	—
Euro	UBSW	Sell	362,390	528,275	9/13/10	81,826	—
Mexican Peso	DBAB	Sell	13,012,157	925,862	9/15/10	—	(69,090)
Euro	DBAB	Sell	688,058	1,011,032	9/22/10	163,301	—
Mexican Peso	DBAB	Sell	39,897,968	2,806,119	10/04/10	—	(238,330)
Mexican Peso	CITI	Sell	11,801,000	868,935	12/02/10	—	(25,845)
South Korean Won	JPHQ	Buy	7,297,662,505	6,285,670	12/08/10	—	(215,921)
Mexican Peso	CITI	Sell	34,649,958	2,559,081	12/15/10	—	(64,574)

Templeton Emerging Markets Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount	Date	Appreciation	Depreciation

Japanese Yen	BZWS	Sell	1,248,860,000	13,706,791	1/07/11	—	(54,775)
Japanese Yen	CITI	Sell	624,500,000	6,853,449	1/07/11	—	(28,105)
Japanese Yen	UBSW	Sell	624,380,000	6,853,411	1/07/11	—	(26,821)
Japanese Yen	HSBC	Sell	627,090,000	6,853,443	1/11/11	—	(57,468)
Japanese Yen	DBAB	Sell	626,420,000	6,853,386	1/11/11	—	(50,141)
Euro	BZWS	Sell	2,573,500	3,703,267	1/12/11	528,766	—
Japanese Yen	HSBC	Sell	993,800,000	10,835,623	1/13/11	—	(117,301)
Japanese Yen	BZWS	Sell	986,330,000	10,835,636	1/14/11	—	(35,280)
Japanese Yen	UBSW	Sell	784,550,000	8,668,544	1/14/11	21,562	—
Euro	BZWS	Sell	2,547,416	3,593,308	1/26/11	450,464	—
Euro	DBAB	Sell	180,829	247,320	2/22/11	24,153	—
Mexican Peso	DBAB	Sell	519,508,615	38,666,279	2/22/11	—	(387,496)
Euro	DBAB	Sell	7,600,000	10,173,588	3/30/11	790,113	—
Euro	UBSW	Sell	413,000	557,922	4/07/11	47,955	—
Euro	DBAB	Sell	688,000	929,715	4/07/11	80,181	—
Euro	HSBC	Sell	826,000	1,116,281	4/07/11	96,346	—

	Unrealized appreciation (depreciation)					4,070,269	(1,959,115)

	Net unrealized appreciation (depreciation)					$2,111,154

At May 31, 2010, the Fund had the following interest rate swap contracts outstanding. See Note 3.

	Pay/Receive
	Floating			Notional		Expiration	Unrealized	Unrealized
Counterparty	Rate	Fixed Rate	Floating Rate	Amount[a]		Date	Appreciation	Depreciation

MLCO	Pay	9.03%	MXN Interbank Equilibrium Interest Rate	241,000,000	MXN	8/17/18	$1,989,157	$—
MLCO	Pay	9.10%	MXN Interbank Equilibrium Interest Rate	80,000,000	MXN	8/04/28	694,952	—

Unrealized appreciation (depreciation)							2,684,109	—

Net unrealized appreciation(depreciation)							$2,684,109

[a]	In U.S. dollars unless otherwise indicated.
At May 31, 2010, the Fund had the following financial futures contracts outstanding. See Note 3.

		Number of	Notional	Delivery	Unrealized	Unrealized
Description	Type	Contracts	Amount	Date	Appreciation	Depreciation

U.S. Treasury 10 Year Note	Short	1	$100,000	09/21/10	$—	$(143)
Currency

BRL	Brazilian Real
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
LKR	Sri Lankan Rupee
MXN	Mexican Peso
PLN	Polish Zloty

Templeton Emerging Markets Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
Selected Portfolio

FRN	Floating Rate Note
GDP	Gross Domestic Product
MTN	Medium Term Note
Counterparty

BZWS	Barclays Bank PLC
CITI	Citibank, Inc.
DBAB	Deutsche Bank AG
HSBC	HSBC Bank USA, N.A.
JPHQ	JPMorgan Chase & Co.
MLCO	Merrill Lynch & Co., Inc.
UBSW	UBS AG

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)
1.	ORGANIZATION
Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.
2.	FINANCIAL INSTRUMENT VALUATION
The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.
Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Corporate debt securities and government securities, generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as option-adjusted spreads, credit risk and spreads, benchmark yield curves, coupon rates, maturity and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.
The Fund has procedures to determine the fair value of investments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach, which may use prices of recent transactions, various market multiples, book values, and other relevant information for the investment, related assets or liabilities or other comparable assets or liabilities to determine the fair value of the investment. In developing this fair value, the Fund may also give consideration to an income-based approach valuation, which considers anticipated future cash flows of the investment and converts those amounts into a net present value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had a ready market existed.
Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign security held by the Fund. As a result, variances may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these discrepancies, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
Investments in open-end mutual funds are valued at the closing net asset value.
Derivative financial instruments (derivatives) may trade on a securities exchange or in the over-the-counter market. In instances where sufficient market activity exists, the Fund’s pricing services use a market-based approach to determine fair value. In other instance, the pricing services use an income-based approach which considers inputs such as anticipated future cash flows, discount rates, benchmark yield and swap curves and other unique security features to determine the net present value of the contract. The Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.
3.	DERIVATIVE FINANCIAL INSTRUMENTS
The Fund may invest in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.
The Fund generally enters into financial futures contracts in order to manage interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell a security for a specific price on a future date. Required initial margin deposits of cash or securities are pledged or received by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.
The Fund generally enters into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral.
The Fund generally enters into interest rate swap contracts in order to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s objectives.
4.	INCOME TAXES
At May 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$667,762,380

Unrealized appreciation	$65,382,274
Unrealized depreciation	(25,048,022)

Net unrealized appreciation (depreciation)	$40,334,252

5.	FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Bonds	$—	$696,091,649	$—	$696,091,649
Short Term Investments	12,004,983	—	—	12,004,983

Total Investments in Securities	$12,004,983	$696,091,649	$—	$708,096,632

Swaps	$—	$2,684,109	$—	2,684,109
Forward Exchange Contracts	—	4,070,269	—	4,070,269
Liabilities:
Forward Exchange Contracts	—	1,959,115	—	1,959,115
Futures Contracts	—	143	—	143
6.	NEW ACCOUNTING PRONOUNCEMENTS
In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU) which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.
7.	SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the statement of investments and determined that no events have occurred that require disclosure.
For information on the Fund’s policy regarding other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Income Fund

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2010

By /s/MARK H. OTANI

      Mark H. Otani

      Chief Financial Officer and

   Chief Accounting Officer

Date  July 27, 2010